Pension and Postretirement Benefit Plans - Weighted-Average Actuarial Assumptions (Detail)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
U.S. Qualified Pension Plans [Member]
Weighted-average assumptions used to determine benefit obligations:
Weighted-average assumptions used to determine benefit obligations, Discount rate	5.10%	5.90%	6.30%
Weighted-average assumptions used to determine benefit obligations, Rate of compensation increase	3.50%	4.00%	4.00%
Weighted-average assumptions used to determine net periodic benefit cost:
Weighted-average assumptions used to determine net periodic benefit cost, Discount rate	5.90%	6.30%	6.40%
Weighted-average assumptions used to determine net periodic benefit cost, Expected return on plan assets	8.50%	8.50%	8.50%
Weighted-average assumptions used to determine net periodic benefit cost, Rate of compensation increase	4.00%	4.00%	4.30%
U.S. Supplemental (Non-Qualified) Pension Plans [Member]
Weighted-average assumptions used to determine benefit obligations:
Weighted-average assumptions used to determine benefit obligations, Discount rate	5.00%	5.80%	6.20%
Weighted-average assumptions used to determine benefit obligations, Rate of compensation increase	3.50%	4.00%	4.00%
Weighted-average assumptions used to determine net periodic benefit cost:
Weighted-average assumptions used to determine net periodic benefit cost, Discount rate	5.80%	6.20%	6.40%
Weighted-average assumptions used to determine net periodic benefit cost, Rate of compensation increase	4.00%	4.00%	4.30%
International Pension Plans [Member]
Weighted-average assumptions used to determine benefit obligations:
Weighted-average assumptions used to determine benefit obligations, Discount rate	4.70%	4.80%	5.10%
Weighted-average assumptions used to determine benefit obligations, Rate of compensation increase	3.30%	3.50%	3.60%
Weighted-average assumptions used to determine net periodic benefit cost:
Weighted-average assumptions used to determine net periodic benefit cost, Discount rate	4.80%	5.10%	5.60%
Weighted-average assumptions used to determine net periodic benefit cost, Expected return on plan assets	6.00%	6.40%	6.70%
Weighted-average assumptions used to determine net periodic benefit cost, Rate of compensation increase	3.50%	3.60%	3.20%
Postretirement Plans [Member]
Weighted-average assumptions used to determine benefit obligations:
Weighted-average assumptions used to determine benefit obligations, Discount rate	4.80%	5.60%	6.00%
Weighted-average assumptions used to determine net periodic benefit cost:
Weighted-average assumptions used to determine net periodic benefit cost, Discount rate	5.60%	6.00%	6.40%
Weighted-average assumptions used to determine net periodic benefit cost, Expected return on plan assets	8.50%	8.50%	8.50%